Parent Company Only Condensed Financial Information - B/S (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 38,425,541	$ 5,888,972	¥ 862,839		¥ 3,133,847
Amounts due from related parties	169,288	25,945	50,783
Prepayments and other current assets	1,422,403	217,993	1,579,258
Total current assets	46,206,817	7,081,505	4,928,008
Non-current assets:
Total non-current assets	8,435,112	1,292,738	9,654,021
Total assets	54,641,929	8,374,243	14,582,029
Current liabilities:
Short-term borrowings	1,550,000	237,548	885,620
Amounts due to related parties	344,603	52,813	309,729
Accruals and other liabilities	4,604,024	705,600	4,216,641
Total current liabilities	13,976,240	2,141,953	9,498,858
Long-term borrowings	5,938,279	910,081	7,154,798
Deferred revenue	677,824		295,915
Total non-current liabilities	8,803,446	1,349,187	9,904,983
Total liabilities	22,779,686	3,491,140	19,403,841
MEZZANINE EQUITY
Mezzanine equity						¥ 19,657,786
Total mezzanine equity	4,691,287	718,971	1,455,787
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid in capital	78,880,014	12,088,891	40,227,856
Accumulated other comprehensive loss	(65,452)	(10,031)	(203,048)
Accumulated deficit	(51,600,000)	(7,915,465)	(46,326,321)
Total shareholders' (deficit)/equity	27,170,956	4,164,132	(6,277,599)		6,821,145	(11,591,780)
Total liabilities and shareholders' (deficit)/equity	54,641,929	8,374,243	14,582,029
Parent
Current assets:
Cash and cash equivalents	22,173,454	3,398,230	11,629	$ 1,782	¥ 17,179	23,270
Amounts due from related parties	19,680	3,016	22,698
Prepayments and other current assets	34,664	5,312	0
Total current assets	22,227,798	3,406,558	34,327
Non-current assets:
Investments in subsidiaries and VIEs	10,540,521	1,615,405	2,884,635
Total non-current assets	10,540,521	1,615,405	2,884,635
Total assets	32,768,319	5,021,963	2,918,962
Current liabilities:
Short-term borrowings	0	0	697,620
Amounts due to related parties	246,800	37,824	2,555,511
Accruals and other liabilities	101,750	15,591	100,772
Total current liabilities	348,550	53,415	3,353,903
Long-term borrowings	5,196,507	796,400	5,784,984
Deferred revenue	54,431	8,342	79,761
Total non-current liabilities	5,250,938	804,742	5,864,745
Total liabilities	5,599,488	858,157	9,218,648
SHAREHOLDERS' (DEFICIT)/EQUITY
Treasury shares	0	0	0
Additional paid in capital	78,880,014	12,088,891	40,227,856
Accumulated other comprehensive loss	(65,452)	(10,031)	(203,048)
Accumulated deficit	(51,648,410)	(7,915,465)	(46,326,321)
Total shareholders' (deficit)/equity	27,168,831	4,163,806	(6,299,686)
Total liabilities and shareholders' (deficit)/equity	32,768,319	5,021,963	2,918,962
Series A-1 & A-2
MEZZANINE EQUITY
Mezzanine equity						5,011,731
Series A-3
MEZZANINE EQUITY
Mezzanine equity						427,129
Series B
MEZZANINE EQUITY
Mezzanine equity						2,294,980
Series C
MEZZANINE EQUITY
Mezzanine equity						4,454,596
Series D
MEZZANINE EQUITY
Mezzanine equity						¥ 7,469,350
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	2,205	338	1,347
Class A Ordinary Shares | Parent
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	2,205	338	1,347
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	220	34	226
Class B Ordinary Shares | Parent
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	220	34	226
Class C Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	254	39	254
Class C Ordinary Shares | Parent
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	¥ 254	$ 39	¥ 254